Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transactions
Repayments to related parties	¥ 62	$ 10	¥ 426	¥ 724
Due to chairman and chief exercise officer			62
Guangyao
Related Party Transactions
Payments made on behalf of related party to exercise significant influence					¥ 2,100
Mr. Richard Rixue Li
Related Party Transactions
Borrowing from related parties						¥ 18,000
Repayments to related parties	62		426	313
Due to chairman and chief exercise officer	¥ 0		¥ 62
Mr. Rimei Li
Related Party Transactions
Borrowing from related parties					4,480
Repayments to related parties				¥ 411	¥ 4,069